RESULTS FROM OPERATING ACTIVITIES - Cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Cost of sales	R (4,429.9)	R (3,911.0)	R (3,741.5)
Operation costs	(4,206.0)	(3,711.4)	(3,506.5)
Movement in gold in process and finished inventories - Gold Bullion	34.9	10.8	30.4
Depreciation	(270.4)	(217.5)	(267.6)
Change in estimate of environmental rehabilitation recognised in profit or loss (a)	(11.6)	(7.1)	(2.2)
The most significant components of operating costs include:
Consumable stores	(1,303.3)	(1,199.9)	(1,014.9)
Labour including short term incentives	(734.9)	(663.4)	(649.6)
Electricity	(586.1)	(544.4)	(547.3)
Specialist service providers	(851.7)	(633.9)	(610.2)
Machine hire	(198.4)	(152.3)	(139.0)
Security expenses	(167.2)	(153.6)	(133.0)
Water	R (32.5)	R (61.8)	R (54.2)